Prior Periods' Financial Statement Revision (Detail) - Class A Common Stock - shares	Mar. 31, 2021	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Number of Class A common shares at redemption value	46,000,000	46,000,000
Adjustments [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Number of Class A common shares at redemption value		8,351,205